Convertible Preferred Stock (Details Narrative)	3 Months Ended
Mar. 31, 2026 shares
Series A Convertible Preferred Stock [Member]
Number of conversion share converted	1,000
Series C Convertible Preferred Stock [Member]
Number of conversion share converted	1,000